UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check  here  if  Amendment [X]; Amendment Number: 1
                                                 ----
This Amendment (Check only one.): [X] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  The Cincinnati Insurance Company
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:                  Martin F. Hollenbeck
Title:                 Chief Investment Officer
Phone:                 (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck        Fairfield, Ohio         August 20, 2012
    -------------------------       ----------------        ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            1
                                             ----------
Form 13F Information Table Entry Total       52
                                             ----------
Form 13F Information Table Value Total       2,039,674
                                             ----------
                                             (thousands)


List of Other Included Managers

No.          File No.              Name
01           028-10798             Cincinnati Financial Corporation

                              COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6       COLUMN 7      COLUMN 8
     ISSUER                TITLE OF CLASS  CUSIP      FMV (000) SHARES/PRINCIPAL SH/PRN INVESTMENT DIS    OTH MGRS  SOLE SHARED NONE
3M CO                      COM            88579Y101    46,744         521,700    SH     SHARED-OTHER      01       -    521,700   -
ABBOTT LABORATORIES        COM            002824100    74,605       1,157,200    SH     SHARED-OTHER      01       -  1,157,200   -
AGL RESOURCES INC          COM            001204106    29,655         765,300    SH     SHARED-OTHER      01       -    765,300   -
ASPEN INSURANCE            PFD            G05384113     8,720         160,000    SH     SHARED-OTHER      01       -          -   -
AT&T INC                   COM            00206R102    35,054         983,000    SH     SHARED-OTHER      01       -    983,000   -
AUTOMATIC DATA PROCESSING  COM            053015103    51,925         932,900    SH     SHARED-OTHER      01       -    932,900   -
BAXTER INTERNATIONAL INC   COM            071813109    47,304         890,000    SH     SHARED-OTHER      01       -    890,000   -
BLACKROCK INC              COM            09247X101    63,649         374,800    SH     SHARED-OTHER      01       -    374,800   -
CHEVRON CORP               COM            166764100    80,117         759,400    SH     SHARED-OTHER      01       -    759,400   -
CHUBB CORP                 COM            171232101    34,590         475,000    SH     SHARED-OTHER      01       -    475,000   -
CISCO SYSTEMS INC          COM            17275R102    21,231       1,236,500    SH     SHARED-OTHER      01       -  1,236,500   -
CONOCOPHILLIPS             COM            20825C104    19,558         350,000    SH     SHARED-OTHER      01       -    350,000   -
DOVER CORP                 COM            260003108    18,939         353,280    SH     SHARED-OTHER      01       -    353,280   -
DUKE ENERGY CORP           COM            26441C105    37,952       1,645,800    SH     SHARED-OTHER      01       -  1,645,800   -
EMERSON ELECTRIC CO        COM            291011104    38,279         821,800    SH     SHARED-OTHER      01       -    821,800   -
EXXON MOBIL CORP           COM            30231G102   120,097       1,403,500    SH     SHARED-OTHER      01       -  1,403,500   -
GENERAL MILLS INC          COM            370334104    32,742         849,550    SH     SHARED-OTHER      01       -    849,550   -
GENUINE PARTS CO           COM            372460105    25,206         418,360    SH     SHARED-OTHER      01       -    418,360   -
HASBRO INC                 COM            418056107    53,556       1,581,227    SH     SHARED-OTHER      01       -  1,581,227   -
HONEYWELL INTERNATIONAL
  INC                      COM            438516106    13,681         245,000    SH     SHARED-OTHER      01       -    245,000   -
HUNTINGTON BANCSHARES INC  PFD            446150401    11,178           9,754    SH     SHARED-OTHER      01       -          -   -
INTEL CORP                 COM            458140100    56,479       2,119,300    SH     SHARED-OTHER      01       -  2,119,300   -
INTL BUSINESS MACHINES
  CORP                     COM            459200101    49,873         255,000    SH     SHARED-OTHER      01       -    255,000   -
JOHNSON & JOHNSON          COM            478160104    70,938       1,050,000    SH     SHARED-OTHER      01       -  1,050,000   -
JP MORGAN CHASE            COM            46625H100    69,906       1,956,500    SH     SHARED-OTHER      01       -  1,956,500   -
KEYCORP INC.               PFD            493267405     3,910          35,000    SH     SHARED-OTHER      01       -          -   -
LEGGETT & PLATT INC        COM            524660107    43,502       2,058,800    SH     SHARED-OTHER      01       -  2,058,800   -
LIFE POINT HOSPITALS SR
  SUB NTS                  NOTE           53219LAG4     5,031       5,000,000    PRN    SHARED-OTHER      01       -          -   -
LINEAR TECHNOLOGY CORP     COM            535678106    30,384         969,800    SH     SHARED-OTHER      01       -    969,800   -
MCDONALD'S CORP            COM            580135101    33,553         379,000    SH     SHARED-OTHER      01       -    379,000   -
MEDTRONIC INC              NOTE           585055AK2     7,118       7,100,000    PRN    SHARED-OTHER      01       -          -   -
MERIDIAN BIOSCIENCE INC    COM            589584101    16,777         820,000    SH     SHARED-OTHER      01       -    820,000   -
MICROCHIP TECHNOLOGY INC   COM            595017104    35,627       1,077,000    SH     SHARED-OTHER      01       -  1,077,000   -
MICROSOFT CORP             COM            594918104    37,522       1,226,600    SH     SHARED-OTHER      01       -  1,226,600   -
NEW YORK COMMUNITY
  BANCORP                  PFD            64944P307     4,450          95,000    SH     SHARED-OTHER      01       -          -   -
NORFOLK SOUTHERN CORP      COM            655844108     9,337         130,100    SH     SHARED-OTHER      01       -    130,100   -
NUCOR CORP                 COM            670346105    50,984       1,345,212    SH     SHARED-OTHER      01       -  1,345,212   -
OMNICARE INC               NOTE           681904AL2     2,027       2,131,000    PRN    SHARED-OTHER      01       -          -   -
PARTNERRE LTD              COM            G6852T105     2,632          34,784    SH     SHARED-OTHER      01       -     34,784   -
PAYCHEX INC                COM            704326107    21,400         681,300    SH     SHARED-OTHER      01       -    681,300   -
PEPSICO INC                COM            713448108    87,654       1,240,500    SH     SHARED-OTHER      01       -  1,240,500   -
PFIZER INC                 COM            717081103    74,422       3,235,725    SH     SHARED-OTHER      01       -  3,235,725   -
PITNEY BOWES INC           COM            724479100    12,320         823,000    SH     SHARED-OTHER      01       -    823,000   -
PRAXAIR INC                COM            74005P104    42,413         390,072    SH     SHARED-OTHER      01       -    390,072   -
PROCTER & GAMBLE CO/THE    COM            742718109    87,098       1,422,004    SH     SHARED-OTHER      01       -  1,422,004   -
RPM INTERNATIONAL INC      COM            749685103    42,794       1,573,318    SH     SHARED-OTHER      01       -  1,573,318   -
SPECTRA ENERGY CORP        COM            847560109    47,199       1,624,194    SH     SHARED-OTHER      01       -  1,624,194   -
UNITED TECHNOLOGIES CORP   COM            913017109    57,162         756,806    SH     SHARED-OTHER      01       -    756,806   -
US BANCORP                 COM            902973304    62,599       1,946,500    SH     SHARED-OTHER      01       -  1,946,500   -
VERIZON COMMUNICATIONS
  INC                      COM            92343V104    38,218         860,000    SH     SHARED-OTHER      01       -    860,000   -
WAL-MART STORES INC        COM            931142103    32,852         471,200    SH     SHARED-OTHER      01       -    471,200   -
WISCONSIN ENERGY CORP      COM            976657106    38,711         978,300    SH     SHARED-OTHER      01       -    978,300   -
                                                    2,039,674